FEDERATED WORLD INVESTMENT SERIES, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                  June 1, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED WORLD INVESTMENT SERIES, INC. (the "Registrant")
            Federated International High Income Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class F Shares
           1933 Act File No. 33-52149
           1940 Act File No. 811-7141

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 29, 2007 that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 36 on May 29, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                 Very truly yours,



                                                 /s/ Andrew P. Cross
                                                 Andrew P. Cross
                                                 Assistant Secretary










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